UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Axial Capital Management LLC

Address:  101 Park Avenue, 48th Floor
          New York, New York  10178



13F File Number: 28-11699

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Eliav Assouline
Title:  Managing Member
Phone:  (212) 984-2100


Signature, Place and Date of Signing:


/s/ Eliav Assouline              New York, New York            May 15, 2009
--------------------          ------------------------       ----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        2

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total:   $908,867
                                         (thousands)


List of Other Included Managers:

Form 13F File Number          Name

(1)  28-11700                 Axial Capital, LP

(2)  28-13254                 Axial Capital Institutional, LP

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                  COLUMN  2      COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6      COLUMN 7        COLUMN 8
---------------------  --------------   ---------   ---------  --------------------  -------------   ---------  -------------------
                                                      VALUE     SHRS OR   SH/  PUT/  INVESTMENT       OTHER      VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS     CUSIP      (X$1000)   PRN AMT   PRN  CALL  DISCRETION      MANAGERS  SOLE    SHARED   NONE
---------------------  --------------   ---------   ---------  ---------  ---  ---- -------------    --------- -----  --------- ----
AMEDISYS INC           COM              023436108    13,745     500,000   SH         SHARED/DEFINED    1,2     0       500,000   0
DIAMONDS TR            UNIT SER 1       252787106   289,408   3,816,029   SH         SHARED/DEFINED    1,2     0     3,816,029   0
ELECTRONIC ARTS INC    COM              285512109       184      10,100   SH         SHARED/DEFINED    1,2     0        10,100   0
HEALTH CARE REIT INC   COM              42217K106     8,259     270,000   SH   PUT   SHARED/DEFINED    1,2     0       270,000   0
ISHARES TR             RUSSELL 2000     464287655   231,218   5,498,645   SH         SHARED/DEFINED    1,2     0     5,498,645   0
ISHARES TR             DJ US REAL EST   464287739    13,801     542,085   SH         SHARED/DEFINED    1,2     0       542,085   0
LORILLARD INC          COM              544147101    16,290     263,856   SH         SHARED/DEFINED    1,2     0       263,856   0
M & F WORLDWIDE CORP   COM              552541104     6,465     552,077   SH         SHARED/DEFINED    1,2     0       552,077   0
MACERICH CO            COM              554382101     1,252     200,000   SH         SHARED/DEFINED    1,2     0       200,000   0
MARKET VECTORS ETF TR  GOLD MINER ETF   57060U100    30,592     829,507   SH         SHARED/DEFINED    1,2     0       829,507   0
QLT INC                COM              746927102     9,289   5,247,907   SH         SHARED/DEFINED    1,2     0     5,247,907   0
SPDR GOLD TRUST        GOLD SHS         78463V107    45,131     499,904   SH         SHARED/DEFINED    1,2     0       499,904   0
SPDR TR                UNIT SER 1       78462F103   236,361   2,972,344   SH         SHARED/DEFINED    1,2     0     2,972,344   0
VENTAS INC             COM              92276F100     6,871     303,900   SH   PUT   SHARED/DEFINED    1,2     0       303,900   0
                                                    908,867





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